Legal and Arbitral Proceedings - Additional Information (Detail) € in Millions, $ in Millions, $ in Millions	1 Months Ended				5 Months Ended	12 Months Ended
	Oct. 31, 2018 USD ($)	Nov. 30, 2015 Complaint	Mar. 31, 2014 CAD ($)	Nov. 30, 2012 CAD ($)	Jul. 31, 2017 Petition	Dec. 31, 2018 USD ($) Claim Plaintiff Claims	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 AUD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 AUD ($)	Nov. 30, 2017 EUR (€)	May 31, 2017	Dec. 31, 2016 EUR (€)	Sep. 26, 2016 EUR (€)	Apr. 30, 2016
Disclosure of Legal and Arbitral Proceedings [Line Items]
Provisions for product liability risks, litigation and other							€ 1,288.0			€ 1,289.0				€ 1,121.0
Environment risks and remediation							680.0			€ 686.0				€ 732.0
Praluent (Alirocumab) Related Amgen Patent Litigation in Europe [Member] | Action For Which We Are Defendant [member] | Patents [Member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of patent actions initially filed										3	3
Injunctive relief in provisional damages and unspecified damages															€ 10.0
Praluent (alirocumab)-related EPO patent oppositions [member] | Action For Which We Are a Plaintiff [member] | Patents [Member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of opposition actions										2	2
Plavix Litigation (Commonwealth) in Australia [Member] | Action For Which We Are Defendant [member] | Patents [Member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Security bond posted increased from							25.0				$ 40
Security bond posted increased to							125.0				204
Apotex sought damages range from							12.0				20
Apotex sought damages range to							145.0				$ 236
Payment of damages sought by Australian Department of Health related to the Apotex preliminary injunction, up to							€ 276.0		$ 449
Aventis Behring Retained Liabilities [member] | Contingencies arising from certain Business Divestitures [member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Threshold amount relating to losses triggering indemnification | $								$ 10,000,000
Indemnification aggregate cap | $								300,000,000
Indemnification aggregate cap related to product liability claims | $								$ 500,000,000
Indemnification related to environmental indemnifiable losses limited to							90.00%	90.00%	90.00%
Aventis Crop Science Retained Liabilities [member] | Contingencies arising from certain Business Divestitures [member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Global indemnification cap and indemnification cap related to environmental liabilities							€ 836.0
Indemnification cap related to product liability cases							418.0
Agregate particpation percentage of legacy companies in ACS						76.00%
Indemnification amount for damages sought by Bayer in the LLRICE601 and LLRICE604 arbitration							787.5
Amount of incurred losses alleged by Bayer in the LLRICE litigation | $						$ 1,200,000,000
Final claimed amount for damages sought by bayer in the LLRICE601 and LLRICE604 arbitration							693.0
Aventis Animal Nutrition Retained Liabilities [member] | Contingencies arising from certain Business Divestitures [member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Global indemnification cap							€ 223.0
Rhodia shareholder litigation [member] | Action For Which We Are Defendant [member] | Contingencies arising from certain Business Divestitures [member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of claims before a commercial court							2	2	2
Amount of damages sought by plaintiffs to be awarded to Rhodia							€ 925.0
Amount of damages for alleged individual losses sought by plaintiff 1							4.3
Amount of damages for alleged individual losses sought by plaintiff 2							125.4
Clariant Retained Liabilities - Specially Chemicals Business [member] | Contingencies arising from certain Business Divestitures [member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Threshold amount, relating to environmental costs attributable to four defined waste deposit sites in Germany, triggering indemnification to Clariant							€ 20.5
Costs related to specific waste deposit site, percentage						75.00%
Sanofi Pasteur Hepatitis B Vaccine Product Litigation Since 1996 [member] | Action For Which We Are Defendant [member] | Product liabilities [member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of civil individual actions							180	180	180
Ramipril Canada Patent Litigation [Member] | Action For Which We Are Defendant [member] | Patents [Member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Losses on litigation settlements | $				$ 221
Losses on litigation settlements | $			$ 23
Praluent (alirocumab)-related amgen patent litigation in the U.S.[Member] | Action For Which We Are Defendant [member] | Patents [Member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of patent actions initially filed										4	4
Number of patent actions after consolidation										1	1
Number of patents allegedly infringed										7	7
Number of patents found infringed										2	2
Celanese A G retained liabilities [member] | Contingencies arising from certain Business Divestitures [member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Environmental damages amount up to which CCC is liable to indemnification							€ 250.0
Environmental damages amount up to which Hoechst is liable to indemnification and from which liabilities are shared between Hoechst and CCC							750.0
Infraserv Hoechst Retained Liabilities [member] | Contingencies arising from certain Business Divestitures [member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Fund reserves transferred to Infraserv Hoechst							57.0
Agreed reimbursement to Infraserv Hoechst of current and future environmental expenses up to							€ 143.0
Plavix product litigation in the US [Member] | Action For Which We Are Defendant [member] | Product liabilities [member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of civil individual actions							20	20	20
Number of plaintiffs | Plaintiff						91
Number of ingesting plaintiffs							67	67	67
Taxotere mississippi attorney general litigation in the US [member] | Action For Which We Are Defendant [member] | Product liabilities [member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Maximum penalty amount sought by plaintiffs for each violation | $	$ 10,000
Number of opposition actions	1
Taxotere product litigation in the US [member] | Action For Which We Are Defendant [member] | Product liabilities [member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of plaintiffs | Plaintiff						11,000
Number of loss consortium plaintiffs						1,000
Depakine Product Litigation In France As Of December 31, 2018 [member] | Action For Which We Are Defendant [member] | Product liabilities [member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of civil individual actions							66	66	66
Number of plaintiffs						113
Number of class action filed against a French affiliate | Claim						1
Number of claims on which the class action is based | Claims						14
Depakine Product Litigation In France As Of December 31, 2018 [member] | Action For Which We Are Defendant [member] | Plaintiff [member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Litigation amount payable												€ 2.0
Depakine Product Litigation In France As Of December 31, 2018 [member] | Action For Which We Are Defendant [member] | Caisse Primaire D Assurance Maladie [member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Litigation amount payable												€ 1.0
Other Litigation [member] | Action For Which We Are Defendant [member] | CVR Trustee Claim [member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of complaint | Complaint		1
Dupixent Related Amgen Iprs and Patent Litigation In The Us [member] | Action For Which We Are a Plaintiff [member] | Patents [Member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of IPR petitions | Petition					3
Dupixent Related Amgen Patent Opposition and Revocation in Europe [member] | Action For Which We Are a Plaintiff [member] | Patents [Member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of opposition actions																1
Praluent Related Amgen Ppposition and Patent Litigation in Japan [member] | Action For Which We Are Defendant [member] | Patents [Member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of opposition actions													1